EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Issued (Repurchased)
Number of Common Shares Held by the Company	169,607,525	180,273,633	169,607,525	180,273,633	167,018,055	183,590,069	171,227,496
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	2,234,342,918	2,250,089,746	2,244,703,636	2,259,825,132
Issued (Repurchased)
Share issuance	394,699	302,099	398,979	1,799,316
Repurchases (in shares)	(2,831,931)	(9,108,740)	(14,819,781)	(21,865,355)
Long-term share ownership plans (in shares)	1,043,890	2,098,988	2,646,359	3,603,293
Dividend reinvestment plan and others (in shares)	54,129	119,259	74,512	138,966
Ending balance (in shares)	2,233,003,705	2,243,501,352	2,233,003,705	2,243,501,352